Share-Based Compensation - Additional Information (Detail) $ / shares in Units, $ in Thousands						3 Months Ended	4 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Nov. 15, 2021 $ / shares shares	Aug. 25, 2020 USD ($) $ / shares shares	Jan. 29, 2020 USD ($) $ / shares shares	Jul. 13, 2018 shares	Jan. 31, 2016 shares	May 31, 2019 USD ($) $ / shares shares	May 31, 2020 $ / shares shares	May 31, 2022 USD ($) $ / shares shares	May 31, 2021 $ / shares shares	May 31, 2022 USD ($) $ / shares shares	May 31, 2021 USD ($) $ / shares shares	May 31, 2020 USD ($) $ / shares shares	Jul. 31, 2018 Grantees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares issued to employees upon the vesting of their shares								62,452,213		62,452,213
Common shares transferred to be issued to employees and non employees upon the exercise of their vested share options and vesting of non-vesting equity shares										61,983,490
Weighted-average grant date fair value, Granted | $ / shares											$ 11.51	$ 10.84
Total fair value of shares vested | $										$ 50,821	$ 53,335	$ 49,645
Share-based compensation expense | $										132,968	68,880	62,057
Parent Company [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | $										$ 118,487	$ 29,353	$ 41,326
Non-Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options, Granted										0
Share transfer								182,560,000		182,560,000
Reissuance of treasury stock for non-vested equity shares, shares										39,412,570
Total unrecognized compensation cost related to NES | $								$ 77,728		$ 77,728
Weighted-average period of recognition										1 year 6 months 18 days
Non-Vested Equity Shares [Member] | Employees and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Treasury shares for future issuance										0
2016 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares authorized (including options) granted to employees and directors					100,000,000
2016 Share Incentive Plan [Member] | Non-Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options, Granted					50,922,168						19,595,518	1,817,150
Number of share options, Forfeited										1,536,112	428,228	1,437,440
Kooleam pre ipo share option scheme [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted						47,836,985
Exercise period						6 years
Share-based compensation expense | $										$ 1,298	$ 3,750
Option per share | $ / shares						$ 0.53
Percentage of maximum limit on shares Options granted				5.23%
Exercise price | $ / shares						$ 1.13
Fair value of share options granted | $						$ 21,613
Overall limit on the number of shares which may be issued				47,836,985
Number of Grantee | Grantees													144
Kooleam post ipo share option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise period			10 years
Number of canceled outstanding share options										7,971,290
Option per share | $ / shares			$ 3.49				$ 1.56
Exercise price | $ / shares			$ 3.26
Overall limit on the number of shares which may be issued			40,000,000				38,199,000	0	29,541,815	0	29,541,815	38,199,000
Recognised total expenses | $										$ 13,183	$ 35,777
Koolean post ipo share option two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional shares granted		25,000,000							25,000,000
Exercise period		10 years
Number of canceled outstanding share options										6,311,000
Option per share | $ / shares									$ 2.14
Exercise price | $ / shares	$ 0.67		$ 4.39						$ 4.39
Share based compensation by share based arrangement options granted during the period aggregate fair value | $		$ 53,872	$ 62,135
Veting schedule of options Extended period	10 years
Koolean Post Ipo Share Option Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional shares granted										24,986,000
Number of options granted	24,986,000
Exercise period										10 years
Option per share | $ / shares	$ 0.32	$ 4.52								$ 0.32
Exercise price | $ / shares	$ 0.67							$ 0.32		$ 0.67
Fair value of share options granted | $										$ 7,995
Modified Koolean Post Ipo Share Option Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Recognised total expenses | $										$ 8,146
Modified Koolean Post Ipo Share Option Three [Member] | Board of Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of canceled outstanding share options	14,282,290